Accrued Expenses And Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Salaries and benefits		$ 1,937	$ 1,633
Interest payable		139	58
Professional fees		33	80
Vendor purchases		92	301
Sales tax payable		293	230
Customer deposits		139	75
Other fees and expenses		262	128
Total accrued expenses and other current liabilities	$ 3,040	$ 2,895	$ 2,505